Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 178,619	$ 165,625	$ 136,756
Sales of products	68,414	69,063	51,217
Time charter, voyage and port terminal expenses	(41,776)	(41,680)	(35,410)
Direct vessel expenses	(69,476)	(63,422)	(50,422)
Cost of products sold	(65,039)	(66,757)	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	(22,502)	(18,180)	(17,729)
Amortization of intangible assets	(4,438)	(4,436)	(4,486)
Amortization of deferred drydock and special survey costs	(1,332)	(718)	(394)
General and administrative expenses	(14,844)	(13,662)	(12,210)
Provision for losses on accounts receivable	(747)	(492)	(652)
Taxes Other Than Income Taxes	(8,212)	(8,934)	(7,921)
Gain on sale of assets	0	36	52
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Interest income	388	843	298
Foreign exchange differences	(279)	(645)	(3)
Other (expense) income, net	1,492	669	64
Income before income taxes and noncontrolling interest	211	236	7,561
Income taxes	(35)	348	(64)
Net income	176	584	7,497
Less: Net income attributable to the noncontrolling interest	20	780	1,897
Net (loss)/income attributable to Navios Logistics' stockholders	$ 156	$ (196)	$ 5,600
Basic and diluted net (losses)/earnings per share attributable to Navios Logistics' stockholders	$ 0.0078	$ (0.0098)	$ 0.28
Weighted average number of shares , basic and diluted	20,000	20,000	20,000